STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense
The following table summarizes stock-based compensation expense that the Company recorded in income (loss) from operations for the periods shown:

	Years Ended December 31,
	2021	2020	2019
Selling and marketing	$72	$94	$85
General and administrative	1,704	1,044	964
Research and development	2,679	2,381	4,835
Stock-based compensation expense	$4,455	$3,519	$5,884
Capitalized stock-based compensation	$657	$605	$912

Summary of Stock Option Activity
The following is a summary of stock option activity for time-based options for the year ended December 31, 2021 (in thousands, except weighted-average exercise price and remaining term):

	No. of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2020	18,093	$0.85
Granted	128	7.85
Exercised	(2,676)	0.90
Forfeited	(658)	1.90
Expired	(138)	1.63
Outstanding - December 31, 2021	14,749	0.85	6.3	$46,246
Unvested - December 31, 2021	3,875	0.88	7.5	12,299
Exercisable - December 31, 2021	10,874	0.84	5.8	33,947

Schedule of Weighted-average Assumptions
The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	For the Years Ended December 31,
	2021	2020	2019
Expected term (in years)	5.86	5.96	5.93
Expected volatility	51.24%	59.56%	70.00%
Risk-free interest rate range	0.54% – 0.60%	0.24% – 0.51%	1.54% – 2.59%
Dividend yield	0%	0%	0%
Grant-date fair value	$4.01	$0.60	$0.27